Consolidated Balance Sheets - June 2011 (USD $)	Jun. 30, 2011	Dec. 31, 2010
Current assets
Cash	$ 592	$ 1,278
Accounts receivable, net	228,956	49,522
Inventory	37,122	51,618
Total current assets	266,670	102,418
Property and equipment, net	9,486	15,309
Other assets
Capitalized research and development costs, net	18,546	92,613
Escrow deposits	17,213	25,000
Security deposits	4,521	4,521
Total other assets	40,280	122,134
Total assets	316,436	239,861
Current liabilities
Bank overdraft	16,003
Loans payable	727,577	793,327
Loans payable - related party	749,453	695,230
Accounts payable and accrued expenses	856,288	813,411
Accrued payroll and related liabilities	1,584,194	1,663,700
Total liabilities	3,933,515	3,965,668
Commitments and contingencies
Common stock, $0.001 par value, 480,000,000 and 200,000,000 shares authorized, 168,864,567 and 110,953,778 shares issued and outstanding at June 30, 2011 and December 31, 2010, respectively	168,865	110,954
Additional paid-in capital	7,722,445	7,176,106
Accumulated deficit	(11,260,118)	(10,781,919)
Total East Coast Diversified stockholders' deficit	(3,368,808)	(3,494,859)
Noncontrolling interest	(248,271)	(230,948)
Total stockholders' deficit	(3,617,079)	(3,725,807)
Total liabilities and stockholders' deficit	$ 316,436	$ 239,861